Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Beginning of period	$ 541,807	$ 624,635
Liabilities Arising From Financing Activities Excluding Tolling Agreement Lease Liability		578,472
Changes from financing cash flows	(274,750)	(136,455)
Effect of changes in foreign exchange rates	6,002	(12,030)
Changes in fair value		190
Interest expense	35,603	44,415
Other changes	(307)	21,052
End of period	345,020	541,807	$ 624,635
Other amounts paid due to net financing activities	(7,397)	(4,003)
Cash flows from (used in) financing activities	(282,147)	(140,458)	10,452
Proceeds from debt issuance			60,000
Proceeds from equity issuance			40,000
Bank borrowings.
Financial risk management
Beginning of period	77,833	98,967
Changes from financing cash flows	(26,798)	(24,529)
Effect of changes in foreign exchange rates	1,716	(5,991)
Interest expense	2,568	3,185
Other changes	(8,771)	6,201
End of period	46,548	77,833	98,967
Obligations under leases
Financial risk management
Beginning of period	21,871	18,358
Changes from financing cash flows	(11,363)	(11,590)
Effect of changes in foreign exchange rates	403	(750)
Interest expense	1,715	1,587
Other changes	15,761	14,266
End of period	28,387	21,871	18,358
Debt instruments
Financial risk management
Beginning of period	343,442	440,297
Changes from financing cash flows	(209,245)	(136,260)
Changes in fair value		190
Interest expense	22,989	34,404
Other changes	(2,406)	4,811
End of period	154,780	343,442	440,297
Financial loans from government agencies
Financial risk management
Beginning of period	98,661	67,013
Changes from financing cash flows	(23,740)	35,924
Effect of changes in foreign exchange rates	2,565	(5,289)
Interest expense	4,847	5,239
Other changes	(4,891)	(4,226)
End of period	77,442	98,661	$ 67,013
Tolling agreement lease liability
Financial risk management
Beginning of period	36,665
Changes from financing cash flows	(3,604)
Effect of changes in foreign exchange rates	1,318
Interest expense	3,484
End of period	$ 37,863	$ 36,665